Segment Information - Other Segment Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of operating segments [Line Items]
Share of the profits of associates and joint ventures accounted for using equity method	$ 419	$ 14	$ 515	$ 897
Interest income	205	7	189	306
Interest expenses	22	1	20	33
Operating costs and expenses	180,706		181,390	181,329
Depreciation and amortization	31,930		32,485	33,448
Capital expenditure	26,875	907	23,517	25,084
Impairment loss on property, plant and equipment	0	0	596	138
Reversal of impairment loss	11	$ 0	148	142
Domestic Fixed Communications Business [Member]
Disclosure of operating segments [Line Items]
Interest income	21		15	19
Operating costs and expenses	62,795		64,230	64,960
Depreciation and amortization	15,614		16,414	17,487
Capital expenditure	11,647		9,846	10,196
Impairment loss on property, plant and equipment	0		0	22
Reversal of impairment loss	11		148	142
Mobile Communications Business [Member]
Disclosure of operating segments [Line Items]
Interest income	15		11	19
Interest expenses	6		2	10
Operating costs and expenses	80,275		79,593	81,213
Depreciation and amortization	11,001		10,620	10,444
Capital expenditure	9,742		8,981	8,596
Impairment loss on property, plant and equipment	0		596	116
Internet Business [Member]
Disclosure of operating segments [Line Items]
Interest income	9		7	11
Operating costs and expenses	13,288		13,160	12,062
Depreciation and amortization	3,385		3,626	3,611
Capital expenditure	2,779		2,718	4,795
International Fixed Communications Business [Member]
Disclosure of operating segments [Line Items]
Interest income	15		6	2
Operating costs and expenses	13,385		14,313	14,411
Depreciation and amortization	1,477		1,451	1,536
Capital expenditure	1,580		1,136	968
Other [Member]
Disclosure of operating segments [Line Items]
Share of the profits of associates and joint ventures accounted for using equity method	419		515	897
Interest income	145		150	255
Interest expenses	16		18	23
Operating costs and expenses	10,963		10,094	8,683
Depreciation and amortization	453		374	370
Capital expenditure	$ 1,127		$ 836	$ 529